UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07185

Morgan Stanley Select Dimensions Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036

    (Address of principal executive offices)               (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2013

Date of reporting period: March 28, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE

	Repurchase Agreements (43.0%)
$ 500	Bank of Montreal, (dated 03/14/13; proceeds $500,043; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 2.25% due 06/20/17; valued at $510,336) (Demand 04/04/13)	0.14(a)%	04/05/13	$500,000
500	Bank of Montreal, (dated 03/08/13; proceeds $500,073; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 06/01/42; Federal National Mortgage Association 5.00% due 07/01/35; valued at $515,639) (Demand 04/04/13)	0.17(a)	04/08/13	500,000
1,000	BNP Paribas Securities Corp., (dated 02/20/13; proceeds $1,000,704; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50%—6.00% due 06/01/33—08/01/41; valued at $1,030,000) (Demand 04/04/13)	0.17(a)	07/19/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 01/08/13; proceeds $1,000,905; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.50% due 10/01/16; Federal National Mortgage Association 5.50%—6.00% due 10/01/22—04/01/40; valued at $1,030,000) (Demand 04/04/13)	0.18(a)	07/08/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 12/06/12; proceeds $1,001,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.01%—6.00% due 01/01/33—12/01/40; Federal National Mortgage Association 4.50%—5.50% due 01/01/34—07/01/41; valued at $1,030,000) (Demand 04/04/13)	0.20(a)	06/05/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 10/24/12; proceeds $1,001,036; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 7.00% due 08/01/38; Federal National Mortgage Association 4.50%—6.00% due 01/01/19—07/01/41; valued at $1,030,000) (Demand 04/04/13)	0.21(a)	04/24/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 12/04/12; proceeds $1,001,031; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.00%—7.00% due 07/01/15—04/01/41; Federal National Mortgage Association 4.50% due 04/01/21; valued at $1,030,000) (Demand 04/04/13)	0.21(a)	06/03/13	1,000,000
8,408	BNP Paribas Securities Corp., (dated 03/28/13; proceeds $8,408,215; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00%—4.50% due 11/20/41—03/20/43; valued at $8,660,241)	0.23	04/01/13	8,408,000

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

$ 3,000	Merrill Lynch Pierce Fenner & Smith, (dated 03/01/13; proceeds $3,003,100; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 0.88% due 01/31/17; valued at $3,060,003) (Demand 04/04/13)	0.20 (a)%		09/03/13	$3,000,000
10,000	Mizuho Securities USA, Inc., (dated 03/28/13; proceeds $10,000,333; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.50% due 09/20/41; valued at $10,356,344)	0.30		04/01/13	10,000,000

	Total Repurchase Agreements (Cost $27,408,000)				27,408,000

	Commercial Paper (17.1%)
	Food & Beverage (0.8%)
500	Coca-Cola Co. (b)	0.26-0.27		05/01/13 - 05/14/13	499,859

	International Banks (16.3%)
3,000	Credit Suisse	0.26		04/05/13	2,999,848
500	KFW International Finance, Inc. (b)	0.20		07/10/13	499,714
800	Nordea North America, Inc.	0.30 - 0.31		05/30/13 - 06/12/13	799,544
2,000	NRW Bank	0.17		04/04/13	1,999,945
400	Oversea Chinese Banking Corporation	0.22		07/22/13	399,719
1,000	Rabobank USA Financial Corp.	0.38		04/05/13	999,927
200	Sumitomo Mitsui Banking Corp. (b)	0.26		04/11/13	199,981
1,625	Svenska Handelsbanken AB (b)	0.25 - 0.30		05/01/13 - 07/05/13	1,624,169
600	UOB Funding LLC	0.22 - 0.23		05/20/13 - 07/16/13	599,645
300	Westpac Securities NZ Ltd. (b)	0.30		05/17/13	299,878

					10,422,370

	Total Commercial Paper (Cost $10,922,229)				10,922,229

	Certificates of Deposit (10.4%)
	Domestic Bank (2.7%)
1,700	Branch Banking & Trust Co.	0.14		04/05/13	1,700,000
	International Banks (7.7%)
450	Bank of Montreal	0.30		05/09/13 - 05/13/13	450,000
1,200	Skandin Ens Banken	0.25		05/02/13	1,200,000
2,250	Sumitomo Mitsui Banking Corp.	0.25 - 0.26		04/05/13 - 04/10/13	2,249,999
1,000	Svenska Handelsbanken AB	0.31		06/05/13	1,000,009

					4,900,008

	Total Certificates of Deposit (Cost $6,600,008)				6,600,008

		COUPON RATE(a)	DEMAND DATE(c)
	Floating Rate Notes (19.0%)
	International Banks
500	ASB Finance Ltd. (b)	0.30%	07/03/13	01/03/14	500,000
2,500	Bank of Nova Scotia	0.30 - 0.35	04/02/13 - 04/26/13	04/26/13 - 07/02/13	2,499,988
300	BNZ International Funding Ltd.	0.30	06/06/13	12/06/13	300,000
250	BNZ International Funding Ltd. (b)	0.30	06/09/13	12/09/13	250,000
2,600	National Australia Bank	0.29 - 0.30	04/11/13 - 05/09/13	08/09/13 - 10/11/13	2,600,000
1,000	Royal Bank of Canada	0.36	04/11/13	07/11/13	1,000,000

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

$ 2,510	Toronto Dominion Bank	0.28 - 0.30%	04/19/13 - 06/13/13	07/26/13 - 10/21/13	$2,510,000
1,500	Westpac Banking Corp. (b)	0.29 - 0.35	04/03/13 - 05/28/13	04/03/13 - 08/27/13	1,499,980
1,000	Westpac Banking Corp.	0.31	04/09/13	10/09/13	1,000,000

	Total Floating Rate Notes (Cost $12,159,968)				12,159,968

	Extendible Floating Rate Notes (6.7%)
	International Banks
750	Bank of Nova Scotia	0.36	04/30/13	01/31/19	750,000
	(Extendible Maturity Date 04/30/14)
1,500	JP Morgan Chase Bank NA	0.36	06/07/13	03/07/19	1,500,000
	(Extendible Maturity Date 04/07/14)
1,000	Royal Bank of Canada	0.37	07/01/13	04/01/19	999,906
	(Extendible Maturity Date 04/01/14)
1,000	Wells Fargo Bank NA	0.34	04/20/13	03/20/19	1,000,000
	(Extendible Maturity Date 04/17/14)

	Total Extendible Floating Rate Notes (Cost $4,249,906)				4,249,906

	Tax-Exempt Instruments (4.7%)
	Weekly Variable Rate Bond (3.1%)
2,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E	0.14	04/04/13	10/01/48	2,000,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bond (1.6%)
1,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12	2.50%	0.43%	06/20/13	1,004,691

	Total Tax-Exempt Instruments (Cost $3,004,691)				3,004,691

	Total Investments (Cost $64,344,802) (d)			100.9%	64,344,802
	Liabilities in Excess of Other Assets			(0.9)	(576,948)

	Net Assets			100.0%	$63,767,854

RANs	Revenue Anticipation Notes.
°	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Rate shown is the rate in effect at March 28, 2013.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE

	Corporate Bonds (59.2%)
	Australia (1.3%)
	Basic Materials
$ 35	FMG Resources August 2006 Pty Ltd. (a)	6.375%	02/01/16	$36,181
100	FMG Resources August 2006 Pty Ltd. (a)	6.875	02/01/18	105,500

				141,681

	Consumer, Cyclical
35	Wesfarmers Ltd. (a)	2.983	05/18/16	36,906

	Consumer, Non-Cyclical
45	Woolworths Ltd. (a)	4.00	09/22/20	48,984

	Finance
50	Dexus Diversified Trust/Dexus Office Trust (a)	5.60	03/15/21	56,001

	Total Australia			283,572

	Brazil (0.3%)
	Basic Materials
50	Vale Overseas Ltd.	5.625	09/15/19	56,628
5	Vale Overseas Ltd.	6.875	11/10/39	5,727

	Total Brazil			62,355

	Canada (1.1%)
	Basic Materials
31	Goldcorp, Inc.	2.00	08/01/14	32,414
100	HudBay Minerals, Inc.	9.50	10/01/20	109,750

				142,164

	Communications
25	Rogers Communications, Inc.	4.50	03/15/43	25,061

	Energy
50	Canadian Oil Sands Ltd. (a)	7.75	05/15/19	63,103

	Total Canada			230,328

	France (1.0%)
	Communications
15	France Telecom SA	8.50	03/01/31	21,152

	Diversified
75	LVMH Moet Hennessy Louis Vuitton SA (a)	1.625	06/29/17	75,940

	Energy
50	Total Capital International SA	2.875	02/17/22	51,563

	Finance
50	BNP Paribas SA	5.00	01/15/21	56,471

	Total France			205,126

	Germany (0.2%)
	Communications
25	Deutsche Telekom International Finance BV	8.75	06/15/30	35,491

	Greece (0.4%)
	Industrials
100	DryShips, Inc.	5.00	12/01/14	86,687

	Ireland (0.2%)
	Industrials
45	CRH America, Inc.	6.00	09/30/16	51,239

	Israel (0.4%)
	Consumer, Non-Cyclical
80	Teva Pharmaceutical Finance IV BV	3.65	11/10/21	85,294

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

	Italy (0.6%)
	Communications
$ 25	Telecom Italia Capital SA	6.999%	06/04/18	$28,338

	Utilities
100	Enel Finance International N.V. (a)	5.125	10/07/19	106,242

	Total Italy			134,580

	Jamaica (0.2%)
	Communications
50	Digicel Ltd. (a)	6.00	04/15/21	49,875

	Mexico (0.5%)
	Consumer, Non-Cyclical
100	Grupo Bimbo SAB de CV (a)	4.875	06/30/20	113,333

	Netherlands (0.5%)
	Finance
75	Aegon N.V.	4.625	12/01/15	81,705
25	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	26,421

	Total Netherlands			108,126

	Spain (1.7%)
	Communications
200	Nara Cable Funding Ltd. (a)	8.875	12/01/18	207,500
45	Telefonica Europe BV	8.25	09/15/30	53,475

				260,975

	Finance
30	Santander Holdings USA, Inc.	4.625	04/19/16	32,104

	Utilities
75	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	79,914

	Total Spain			372,993

	Switzerland (0.8%)
	Finance
65	ABB Treasury Center USA, Inc. (a)	2.50	06/15/16	67,835
70	Credit Suisse	5.40	01/14/20	78,573
5	Credit Suisse	6.00	02/15/18	5,802

				152,210

	Industrials
25	Holcim US Finance Sarl & Cie SCS (a)	6.00	12/30/19	29,246

	Total Switzerland			181,456

	United Kingdom (2.3%)
	Communications
50	WPP Finance 2010	3.625	09/07/22	49,845

	Finance
120	Nationwide Building Society (a)	6.25	02/25/20	140,663

	Industrials
200	CEVA Group PLC (a)	8.375	12/01/17	207,000
100	Heathrow Funding Ltd. (a)	4.875	07/15/21	111,751

				318,751

	Total United Kingdom			509,259

	United States (47.7%)
	Basic Materials
30	Allegheny Technologies, Inc.	4.25	06/01/14	32,306
100	American Gilsonite Co. (a)	11.50	09/01/17	106,750
65	Georgia-Pacific LLC	8.875	05/15/31	97,379
100	Kraton Polymers LLC/Kraton Polymers Capital Corp.	6.75	03/01/19	104,500
100	Prince Mineral Holding Corp. (a)	11.50	12/15/19	112,250

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

$ 100	Taminco Acquisition Corp. (a)	9.125	(b)%	12/15/17	$101,500
31	United States Steel Corp.	4.00		05/15/14	32,414

					587,099

	Communications
25	CC Holdings GS V LLC (a)	3.849		04/15/23	25,239
140	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50		04/30/21	148,750
50	Crown Castle International Corp.	5.25		01/15/23	51,062
100	CSC Holdings LLC	8.625		02/15/19	120,500
25	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80		03/15/22	25,603
25	Discovery Communications LLC	3.25		04/01/23	25,419
100	GXS Worldwide, Inc.	9.75		06/15/15	104,125
150	Harron Communications LP/Harron Finance Corp. (a)	9.125		04/01/20	167,250
100	inVentiv Health, Inc. (a)	9.00		01/15/18	105,250
100	Mediacom LLC/Mediacom Capital Corp.	7.25		02/15/22	110,500
80	MetroPCS Wireless, Inc. (a)	6.25		04/01/21	81,700
25	Motorola Solutions, Inc.	3.75		05/15/22	25,653
25	NBC Universal Media LLC	5.95		04/01/41	30,260
100	NBCUniversal Enterprise, Inc. (a)	1.974		04/15/19	100,419
50	Omnicom Group, Inc.	3.625		05/01/22	51,209
30	Priceline.com, Inc.	1.00		03/15/18	33,206
28	Symantec Corp., Series B	1.00		06/15/13	36,155
25	Time Warner Cable, Inc.	4.50		09/15/42	22,814

					1,265,114

	Consumer, Cyclical
70	Ameristar Casinos, Inc.	7.50		04/15/21	77,088
50	Caesars Entertainment Operating Co., Inc.	8.50		02/15/20	49,531
50	Caesars Entertainment Operating Co., Inc.	10.00		12/15/18	34,313
100	CCM Merger, Inc. (a)	9.125		05/01/19	103,000
100	Chester Downs & Marina LLC (a)	9.25		02/01/20	96,000
150	Continental Airlines 2012-3 Class C Pass-Thru Certificates	6.125		04/29/18	150,750
50	Dana Holding Corp.	6.50		02/15/19	53,875
100	Exide Technologies	8.625		02/01/18	86,375
30	Gap, Inc. (The)	5.95		04/12/21	34,349
100	HD Supply, Inc. (a)	7.50		07/15/20	105,500
65	Home Depot, Inc.	5.875		12/16/36	81,070
150	IDQ Holdings, Inc. (a)	11.50		04/01/17	165,750
31	International Game Technology	3.25		05/01/14	33,499
100	Levi Strauss & Co.	7.625		05/15/20	110,500
100	Logan’s Roadhouse, Inc.	10.75		10/15/17	94,000
100	MGM Resorts International	7.75		03/15/22	111,500
25	QVC, Inc. (a)	4.375		03/15/23	25,324
299	Resort at Summerlin LP, Series B (c)(d)(e)(f)	13.00	(b)	12/15/07	0
100	RSI Home Products, Inc. (a)	6.875		03/01/18	102,000
50	Sabre Holdings Corp.	8.35		03/15/16	55,250
100	Tenneco, Inc.	7.75		08/15/18	110,500
150	VWR Funding, Inc. (a)	7.25		09/15/17	159,562
35	Wal-Mart Stores, Inc.	5.25		09/01/35	41,233
70	Wyndham Worldwide Corp.	4.25		03/01/22	73,445
30	Yum! Brands, Inc.	6.875		11/15/37	39,272

					1,993,686

	Consumer, Non-Cyclical
75	AbbVie, Inc. (a)	2.90		11/06/22	75,224
25	Actavis, Inc.	3.25		10/01/22	25,393
50	Aetna, Inc.	2.75		11/15/22	49,027
25	Altria Group, Inc.	2.85		08/09/22	24,627
75	Amgen, Inc.	3.875		11/15/21	82,007
116	Armored Autogroup, Inc.	9.25		11/01/18	104,110
40	Boston Scientific Corp.	6.00		01/15/20	46,821
50	Cardinal Health, Inc.	3.20		03/15/23	49,854

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

$ 25	Cigna Corp.	2.75%	11/15/16	$26,414
15	ConAgra Foods, Inc.	3.20	01/25/23	14,982
25	ConAgra Foods, Inc.	4.65	01/25/43	24,978
45	Coventry Health Care, Inc.	5.45	06/15/21	53,125
40	Express Scripts Holding Co.	2.65	02/15/17	41,937
50	Healthcare Trust of America Holdings LP (a)	3.70	04/15/23	50,066
160	Kindred Healthcare, Inc.	8.25	06/01/19	159,600
26	Kraft Foods Group, Inc.	5.375	02/10/20	31,070
50	Life Technologies Corp.	6.00	03/01/20	56,178
24	Mondelez International, Inc.	5.375	02/10/20	28,597
29	PHH Corp.	4.00	09/01/14	32,027
60	RR Donnelley & Sons Co.	7.875	03/15/21	62,850
100	ServiceMaster Co.	8.00	02/15/20	107,750
100	Smithfield Foods, Inc.	6.625	08/15/22	109,250
20	UnitedHealth Group, Inc.	1.40	10/15/17	20,167
10	UnitedHealth Group, Inc.	2.75	02/15/23	9,885
35	Verisk Analytics, Inc.	5.80	05/01/21	40,450

				1,326,389

	Energy
100	Continental Resources, Inc.	5.00	09/15/22	106,750
100	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75	04/01/19	104,750
50	Enterprise Products Operating LLC	3.35	03/15/23	51,024
30	Marathon Petroleum Corp.	5.125	03/01/21	35,048
100	Northern Oil and Gas, Inc.	8.00	06/01/20	104,750
100	Pioneer Natural Resources Co.	7.50	01/15/20	127,399
50	SM Energy Co.	6.50	01/01/23	55,000
50	Weatherford International Ltd.	4.50	04/15/22	51,598
80	Williams Cos., Inc. (The)	7.875	09/01/21	102,388

				738,707

	Finance
27	Affiliated Managers Group, Inc.	3.95	08/15/38	33,615
25	Alexandria Real Estate Equities, Inc.	4.60	04/01/22	26,991
25	American Campus Communities Operating Partnership LP (g)	3.75	04/15/23	25,196
75	American Financial Group, Inc.	9.875	06/15/19	101,884
40	Citigroup, Inc. (h)	4.05	07/30/22	41,401
62	Citigroup, Inc. (h)	8.50	05/22/19	82,703
70	CNA Financial Corp.	5.75	08/15/21	82,817
100	DPL, Inc.	7.25	10/15/21	106,500
200	Ford Motor Credit Co., LLC	4.207	04/15/16	213,055
40	General Electric Capital Corp.	5.30	02/11/21	45,930
50	Genworth Financial, Inc.	7.20	02/15/21	58,340
100	Goldman Sachs Group, Inc. (The)	2.375	01/22/18	101,478
35	Harley-Davidson Funding Corp. (a)	6.80	06/15/18	43,043
60	Hartford Financial Services Group, Inc. (i)	5.50	03/30/20	70,081
100	Host Hotels & Resorts LP	6.00	10/01/21	116,125
25	Host Hotels & Resorts LP, Series D	3.75	10/15/23	25,160
50	ING US, Inc. (a)	5.50	07/15/22	55,422
25	JPMorgan Chase & Co.	4.50	01/24/22	27,448
65	JPMorgan Chase & Co.	4.625	05/10/21	72,774
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	113,006
25	MetLife, Inc.	7.717	02/15/19	32,503
100	Nationstar Mortgage LLC/Nationstar Capital Corp. (a)	7.875	10/01/20	111,000
35	Nationwide Financial Services, Inc. (a)	5.375	03/25/21	38,740
35	Prudential Financial, Inc., MTN	6.625	12/01/37	44,143
150	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	9.50	06/15/19	164,625
10	Santander Holdings USA, Inc.	3.00	09/24/15	10,260
60	SLM Corp., MTN	8.00	03/25/20	69,825

				1,914,065

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

	Industrials
$ 50	Atkore International, Inc.	9.875%	01/01/18	$55,125
50	Ball Corp.	5.00	03/15/22	52,250
40	Bemis Co., Inc.	4.50	10/15/21	43,503
100	Cequel Communications Holdings I LLC/Cequel Capital Corp. (a)	6.375	09/15/20	104,250
100	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (a)	10.125	07/15/20	110,000
35	Eaton Corp. (a)	2.75	11/02/22	34,871
100	Heckmann Corp.	9.875	04/15/18	107,375
100	JB Poindexter & Co., Inc. (a)	9.00	04/01/22	105,000
200	Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875	01/15/17	215,000
100	Pretium Packaging LLC/Pretium Finance, Inc.	11.50	04/01/16	109,000
100	Sealed Air Corp. (a)	8.125	09/15/19	113,625
100	Sequa Corp. (a)	7.00	12/15/17	101,750
100	Silgan Holdings, Inc.	5.00	04/01/20	103,250
50	Sonoco Products Co.	5.75	11/01/40	57,177
150	Tekni-Plex, Inc. (a)	9.75	06/01/19	166,500
100	Terex Corp.	6.50	04/01/20	107,125
28	Trinity Industries, Inc.	3.875	06/01/36	33,723
30	Union Pacific Corp.	6.125	02/15/20	37,500
100	Zachry Holdings, Inc. (a)	7.50	02/01/20	105,750

				1,762,774

	Technology
135	CDW LLC/CDW Finance Corp.	8.50	04/01/19	151,369
50	First Data Corp. (a)	11.25	01/15/21	52,250
20	Hewlett-Packard Co.	4.65	12/09/21	20,775
150	Infor US, Inc.	9.375	04/01/19	170,812
31	Intel Corp.	2.95	12/15/35	32,976
31	Lam Research Corp.	1.25	05/15/18	33,228
33	Microsoft Corp. (a)	0.00	06/15/13	33,062
29	Nuance Communications, Inc.	2.75	11/01/31	30,106
26	SanDisk Corp.	1.50	08/15/17	33,638

				558,216

	Utilities
50	CMS Energy Corp.	5.05	03/15/22	57,805
60	PPL WEM Holdings PLC (a)	3.90	05/01/16	63,424
100	Puget Energy, Inc.	6.50	12/15/20	116,392

				237,621

	Total United States			10,383,671

	Total Corporate Bonds (Cost $12,308,159)			12,893,385

	Sovereign (11.1%)
	Brazil (2.0%)
200	Banco Nacional de Desenvolvimento, Economico e Social (a)	6.369	06/16/18	232,000
150	Brazilian Government International Bond	5.875	01/15/19	181,125
10	Brazilian Government International Bond	7.125	01/20/37	13,925

	Total Brazil			427,050

	Indonesia (1.3%)
100	Indonesia Government International Bond	7.75	01/17/38	140,050
100	Indonesia Government International Bond (a)	11.625	03/04/19	145,500

	Total Indonesia			285,550

	Kazakhstan (0.6%)
100	KazMunaiGaz Finance Sub BV (a)	9.125	07/02/18	126,363

	Mexico (2.1%)
MXN 810	Mexican Bonos	8.00	06/11/20	78,532
$44	Mexico Government International Bond	5.95	03/19/19	53,460
20	Mexico Government International Bond	6.05	01/11/40	24,850

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

$ 100	Mexico Government International Bond	6.75%	09/27/34	$133,500
33	Pemex Project Funding Master Trust	6.625	06/15/35	39,683
25	Pemex Project Funding Master Trust	6.625	06/15/38	30,000
60	Petroleos Mexicanos	5.50	01/21/21	69,150
15	Petroleos Mexicanos	8.00	05/03/19	19,275

	Total Mexico			448,450

	Peru (0.4%)
40	Peruvian Government International Bond	7.125	03/30/19	51,540
10	Peruvian Government International Bond	7.35	07/21/25	14,165
16	Peruvian Government International Bond	8.75	11/21/33	26,240

	Total Peru			91,945

	Russia (1.3%)
96	Russian Foreign Bond - Eurobond	7.50	03/31/30	119,236
90	Russian Foreign Bond - Eurobond	12.75	06/24/28	172,350

	Total Russia			291,586

	Turkey (0.9%)
100	Turkey Government International Bond	6.75	04/03/18	118,250
17	Turkey Government International Bond	6.875	03/17/36	21,016
15	Turkey Government International Bond	8.00	02/14/34	20,663
19	Turkey Government International Bond	11.875	01/15/30	34,722

	Total Turkey			194,651

	Ukraine (0.4%)
100	Ukraine Government International Bond	6.75	11/14/17	99,250

	Uruguay (0.1%)
10	Uruguay Government International Bond	8.00	11/18/22	13,990

	Venezuela (2.0%)
130	Petroleos de Venezuela SA	8.50	11/02/17	126,750
20	Venezuela Government International Bond	6.00	12/09/20	16,750
150	Venezuela Government International Bond	7.65	04/21/25	132,000
159	Venezuela Government International Bond	9.25	09/15/27	157,251

	Total Venezuela			432,751

	Total Sovereign (Cost $1,938,334)			2,411,586

	Municipal Bonds (1.4%)
15	City of Chicago, IL, O’Hare International Airport Revenue	6.395	01/01/40	19,451
30	City of New York, NY, Series G-1	5.968	03/01/36	38,329
75	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184	01/01/34	95,473
	Municipal Electric Authority of Georgia
15		6.637	04/01/57	17,859
20		6.655	04/01/57	23,624
30	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	36,530
	State of California,
	General Obligation Bonds
40		5.95	04/01/16	45,764
25		6.65	03/01/22	31,649

	Total Municipal Bonds (Cost $251,662)			308,679

	Agency Fixed Rate Mortgages (0.6%)
	Federal National Mortgage Association,
	Conventional Pools:
78		6.50	07/01/29 - 11/01/33	89,452
33		7.00	02/01/33	39,110
	IO STRIPS
19		6.50	12/01/29	1,930
15		7.00	11/01/19	1,923
60		8.00	06/01/35	11,991

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°continued

$ 1	Government National Mortgage Association, Various Pool	8.00%		06/15/26	$623

	Total Agency Fixed Rate Mortgages (Cost $118,083)				145,029

	Asset-Backed Securities (3.2%)
100	Ally Master Owner Trust (a)	2.88		04/15/15	100,105
170	Citigroup Mortgage Loan Trust, Inc. (h)	5.53		11/25/34	175,858
71	CVS Pass-Through Trust	6.036		12/10/28	83,314
125	Ford Credit Floorplan Master Owner Trust (a)	1.903	(j)	02/15/17	128,493
173	GSAA Home Equity Trust	4.785	(j)	06/25/34	184,564
20	Specialty Underwriting & Residential Finance	0.744	(j)	05/25/35	17,568

	Total Asset-Backed Securities (Cost $648,322)				689,902

	U.S. Treasury Securities (11.5%)
140	U.S. Treasury Bond	3.125		11/15/41	140,853
	U.S. Treasury Notes
1,875		0.375		06/15/15–01/15/16	1,878,527
320		1.625		11/15/22	314,375
155		2.25		03/31/16	163,743

	Total U.S. Treasury Securities (Cost $2,489,548)				2,497,498

	Mortgages—Other (8.6%)
	Alternative Loan Trust
23		5.50		02/25/36	18,349
112		5.50		05/25/36	97,732
86		6.00		04/25/36	68,714
44		6.00		05/25/36	35,542
64		6.00		12/25/36	48,299
150		6.00		07/25/37	131,550
	PAC
12		5.50		02/25/36	9,352
41		6.00		04/25/36	32,784
165	Banc of America Alternative Loan Trust	5.913	(j)	10/25/36	132,287
47	Banc of America Funding Trust	6.00		07/25/37	38,452
116	CHL Mortgage Pass-Through Trust	0.504	(j)	04/25/46	28,987
313	CSMC Mortgage-Backed Trust	5.837	(j)	04/25/37	196,196
	First Horizon Alternative Mortgage Securities Trust
32		6.00		08/25/36	27,606
63		6.25		08/25/36	54,609
72	GSMSC Pass-Through Trust, Series 2008-2R (a)	7.50	(j)	09/25/36	64,574
	JP Morgan Alternative Loan Trust
164		6.00		12/25/35	148,085
176		6.00		08/25/36	164,479
	Lehman Mortgage Trust
40		5.50		11/25/35	40,084
112		5.50		02/25/36	113,558
173		6.50		09/25/37	148,707
73	Luminent Mortgage Trust	0.374	(j)	10/25/46	20,955
	RALI Trust
77		0.704	(j)	03/25/35	51,909
86		6.00		04/25/36	71,512
34		6.00		01/25/37	26,228
	PAC
43		6.00		04/25/36	36,022
72	Residential Asset Securitization Trust	6.00		07/25/36	63,226

	Total Mortgages—Other (Cost $1,721,965)				1,869,798

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°continued

NUMBER OF SHARES
	Common Stocks (0.0%)
	Diversified Telecommunication Services (0.0%)
563	ORBCOMM, Inc. (k)		$2,933

	Electric Utilities (0.0%)
13	PNM Resources, Inc. (f)		303
	Wireless Telecommunication Services (0.0%)
49	USA Mobility, Inc. (f)		650

	Total Common Stocks (Cost $365)		3,886

NUMBER OF SHARES (000)
	Short-Term Investment (2.5%)
	Investment Company
535	Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (l) (Cost $535,342)		535,342

	Total Investments (Cost $20,011,780) (m)(n)	98.1%	21,355,105
	Other Assets in Excess of Liabilities	1.9	408,286

	Net Assets	100.0%	$21,763,391

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
°	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Payment-in-kind security.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(f)	Acquired through exchange offer.
(g)	When-issued security.
(h)	For the three months ended March 28, 2013, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bond and Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $40,000 and $13,325, respectively, including net realized gains of $2,264.
(i)	For the three months ended March 28, 2013, there were no transactions in Hartford Financial Services Group, Inc., an affiliate of the Fund under the Investment Company Act of 1940.
(j)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.
(k)	Non-income producing security.
(l)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(m)	Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency exchange contracts, futures contracts and swap agreements.
(n)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°continued

Foreign Currency Exchange Contracts Open at March 28, 2013:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International		$147,890	SEK	960,000	04/02/13	$(573)
HSBC Bank PLC	AUD	320,000		$329,942	04/02/13	(3,226)
HSBC Bank PLC		$151,065	NOK	840,000	04/02/13	(7,248)
JPMorgan Chase	EUR	170,000		$218,025	04/02/13	110
JPMorgan Chase	SEK	960,000		$151,995	04/02/13	4,678
UBS AG	NOK	840,000		$143,516	04/02/13	(301)
UBS AG		$163,085	AUD	160,000	04/02/13	3,499
UBS AG		$227,267	EUR	170,000	04/02/13	(9,352)
Wells Fargo Bank	CHF	210,000		$227,739	04/02/13	6,523
Wells Fargo Bank		$166,640	AUD	160,000	04/02/13	(56)
Wells Fargo Bank		$220,472	CHF	210,000	04/02/13	743
Goldman Sachs International	SEK	960,000		$147,795	05/02/13	571
JPMorgan Chase		$218,067	EUR	170,000	05/02/13	(111)
UBS AG		$143,345	NOK	840,000	05/02/13	308
Wells Fargo Bank	AUD	160,000		$166,267	05/02/13	44
Wells Fargo Bank	CHF	210,000		$220,553	05/02/13	(741)

		Net Unrealized Depreciation				$(5,132)

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°continued

Futures Contracts Open at March 28, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
18	Long	U.S. Treasury 5 yr. Note,	$2,232,985	$1,773
		Jun-13
3	Long	U.S. Treasury Ultra Long Bond,	472,781	(3,070)
		Jun-13
1	Long	U.S. Treasury 30 yr. Bond,	144,469	351
		Jun-13
13	Short	U.S. Treasury 10 yr. Note,	(1,715,797)	(8,159)
		Jun-13

		Net Unrealized Depreciation		$(9,105)

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°continued

Credit Default Swap Agreements Open at March 28, 2013:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Barclays Bank
Alcoa, Inc.	Buy	$100	1.00%	6/20/18	$419	$8,984	$9,403	BBB-
Barclays Bank
Devon Energy Corporation	Buy	100	1.00	6/20/18	(151)	1,577	1,426	BBB+
Barclays Bank
Transocean, Inc.	Buy	125	1.00	6/20/18	(130)	5,407	5,277	BBB-
JPMorgan Chase
CDX.NA.IG.20	Sell	400	1.00	6/20/18	(271)	2,209	1,938	NR
JPMorgan Chase
Kohl’s Corporation	Buy	125	1.00	6/20/18	(214)	7,104	6,890	BBB+

Total Credit Default Swaps		$850			$(347)	$25,281	$24,934

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°continued

Interest Rate Swap Agreements Open at March 28, 2013:

SWAP COUNTERPARTY		NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America		$300	3 Month LIBOR	Receive	2.10%	02/05/23	$(4,157)
Barclays Bank	NZD	1,430	3 Month NZBBR	Pay	3.51	03/04/16	1,261
Barclays Bank		$480	3 Month LIBOR	Receive	0.81	09/24/17	223
Credit Suisse		720	3 Month LIBOR	Receive	0.82	09/13/17	(222)
Deutsche Bank		1,176	3 Month LIBOR	Receive	0.82	07/24/17	(3,019)
JPMorgan Chase		530	3 Month LIBOR	Receive	2.06	02/06/23	(5,035)
JPMorgan Chase		480	3 Month LIBOR	Receive	2.09	02/15/23	(5,702)

			Net Unrealized Depreciation				$(16,651)

+	Credit rating as issued by Standard & Poor’s
LIBOR	London Interbank Offered Rate.
NZBBR	New Zealand Bank Bill Rate.

Currency Abbreviations:

AUD	Australian Dollar.
CHF	Swiss Franc.
EUR	Euro.
MXN	Mexican New Peso.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
SEK	Swedish Krona.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°

NUMBER OF SHARES		VALUE
	Common Stocks (97.3%)
	Australia (5.1%)
	Airports
93,852	Sydney Airport	$320,502

	Diversified
67,850	DUET Group	162,477

	Oil & Gas Storage & Transportation
30,407	APA Group	188,683

	Toll Roads
28,213	Macquarie Atlas Roads Group (a)	45,823
96,400	Transurban Group	640,341

		686,164

	Transmission & Distribution
24,898	Spark Infrastructure Group	43,032

	Total Australia	1,400,858

	Brazil (0.9%)
	Water
5,100	Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	243,423

	Canada (12.1%)
	Oil & Gas Storage & Transportation
26,320	Enbridge, Inc.	1,225,512
44,190	TransCanada Corp.	2,109,775

	Total Canada	3,335,287

	China (9.7%)
	Oil & Gas Storage & Transportation
201,000	Beijing Enterprises Holdings Ltd. (b)	1,548,435
268,000	China Gas Holdings Ltd. (b)	267,221
38,000	ENN Energy Holdings Ltd. (b)	210,498

		2,026,154

	Ports
80,605	China Merchants Holdings International Co., Ltd. (b)	264,268

	Toll Roads
206,000	Jiangsu Expressway Co., Ltd., H Shares (b)	206,198
546,700	Sichuan Expressway Co., Ltd., H Shares (b)	176,774

		382,972

	Total China	2,673,394

	France (2.6%)
	Communications
4,463	Eutelsat Communications SA	157,353
17,824	SES SA	558,627

	Total France	715,980

	Germany (1.5%)
	Airports
7,443	Fraport AG Frankfurt Airport Services Worldwide	417,172

	Italy (5.3%)
	Oil & Gas Storage & Transportation
155,047	Snam SpA	706,745

	Toll Roads
18,037	Atlantia SpA	284,847
19,732	Societa Iniziative Autostradali e Servizi SpA	184,769

		469,616

	Transmission & Distribution
68,312	Terna Rete Elettrica Nazionale SpA	282,838

	Total Italy	1,459,199

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

	Japan (1.4%)
	Oil & Gas Storage & Transportation
72,000	Tokyo Gas Co., Ltd.	$388,548

	Netherlands (0.5%)
	Oil & Gas Storage & Transportation
2,534	Koninklijke Vopak N.V.	152,763

	Spain (1.4%)
	Diversified
9,065	Ferrovial SA	143,855

	Toll Roads
14,226	Abertis Infraestructuras SA	239,069

	Total Spain	382,924

	Switzerland (1.1%)
	Airports
638	Flughafen Zuerich AG (Registered)	296,889

	United Kingdom (8.6%)
	Transmission & Distribution
150,399	National Grid PLC	1,748,206

	Water
100	Pennon Group PLC	946
14,456	Severn Trent PLC	376,044
22,481	United Utilities Group PLC	242,015

		619,005

	Total United Kingdom	2,367,211

	United States (47.1%)
	Communications
17,230	American Tower Corp. REIT	1,325,332
9,710	Crown Castle International Corp. (a)	676,204
14,460	SBA Communications Corp., Class A (a)	1,041,409

		3,042,945

	Diversified
29,210	CenterPoint Energy, Inc.	699,872

	Oil & Gas Storage & Transportation
3,220	AGL Resources, Inc.	135,079
2,280	Atmos Energy Corp.	97,333
8,150	Cheniere Energy, Inc. (a)	228,200
20,454	Enbridge Energy Management LLC (a)	618,120
27,710	Kinder Morgan, Inc.	1,071,823
16,680	NiSource, Inc.	489,391
13,380	ONEOK, Inc.	637,825
17,520	PG&E Corp.	780,166
12,560	Sempra Energy	1,004,046
27,595	Spectra Energy Corp.	848,546
27,990	Williams Cos., Inc. (The)	1,048,505

		6,959,034

	Transmission & Distribution
3,058	Consolidated Edison, Inc.	186,630
8,840	ITC Holdings Corp.	789,058
19,398	Northeast Utilities	843,037

		1,818,725

	Water
8,780	American Water Works Co., Inc.	363,843
3,780	California Water Service Group	75,222

		439,065

	Total United States	12,959,641

	Total Common Stocks (Cost $19,460,143)	26,793,289

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

NUMBER OF SHARES (000)
	Short-Term Investment (2.8%)
	Investment Company
778	Morgan Stanley Institutional Liquidity Funds—Treasury Portfolio—Institutional Class (Cost $777,982)(c)		$777,982

	Total Investments (Cost $20,238,125) (d)	100.1%	27,571,271
	Liabilities in Excess of Other Assets	(0.1)	(38,993)

	Net Assets	100.0%	$27,532,278

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
°	March 28, 2013 represents the last business day of the Portfolio’s quarter period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds—Treasury Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Summary of Investments ¡ March 28, 2013 (unaudited)°

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$13,757,214	49.9%
Transmission & Distribution	3,892,801	14.1
Communications	3,758,925	13.6
Toll Roads	1,777,821	6.4
Water	1,301,493	4.7
Airports	1,034,563	3.8
Diversified	1,006,204	3.7
Ports	777,982	2.8
Investment Company	264,268	1.0

	$27,571,2714	100.0%

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

NUMBER OF SHARES		VALUE
	Common Stocks (99.6%)
	Alternative Energy (1.6%)
3,945	Range Resources Corp.	$319,703

	Asset Management & Custodian (2.6%)
2,032	BlackRock, Inc.	521,980

	Automobiles (1.1%)
5,728	Tesla Motors, Inc. (a)	217,034

	Beverage: Brewers & Distillers (3.1%)
39,133	DE Master Blenders 1753 N.V. (Netherlands) (a)	604,460

	Biotechnology (2.7%)
9,866	Illumina, Inc. (a)	532,764

	Chemicals: Diversified (3.3%)
6,195	Monsanto Co.	654,378

	Commercial Services (1.0%)
3,813	Intertek Group PLC (United Kingdom)	196,579

	Communications Technology (4.3%)
13,285	Motorola Solutions, Inc.	850,638

	Computer Services, Software & Systems (21.0%)
4,924	Baidu, Inc. ADR (China) (a)	431,835
47,606	Facebook, Inc., Class A (a)	1,217,762
1,863	Google, Inc., Class A (a)	1,479,278
1,858	LinkedIn Corp., Class A (a)	327,119
3,016	Salesforce.com, Inc. (a)	539,351
2,456	Workday, Inc., Class A (a)	151,363

		4,146,708

	Computer Technology (5.5%)
1,983	Apple, Inc.	877,735
8,862	Yandex N.V., Class A (Russia) (a)	204,890

		1,082,625

	Consumer Lending (9.3%)
5,012	CME Group, Inc.	307,687
1,374	Mastercard, Inc., Class A	743,512
4,675	Visa, Inc., Class A	794,002

		1,845,201

	Diversified Media (2.8%)
5,506	McGraw-Hill Cos., Inc. (The)	286,753
4,408	Naspers Ltd., Class N (South Africa)	274,610

		561,363

	Diversified Retail (13.3%)
6,230	Amazon.com, Inc. (a)	1,660,233
44,408	Groupon, Inc. (a)	271,777
1,015	Priceline.com, Inc. (a)	698,249

		2,630,259

	Financial Data & Systems (3.0%)
7,254	MSCI, Inc. (a)	246,128
5,547	Verisk Analytics, Inc., Class A (a)	341,862

		587,990

	Foods (3.6%)
9,876	Nestle SA ADR (Switzerland)	715,714

	Insurance: Multi-Line (1.0%)
5,280	American International Group, Inc. (a)	204,970

	Insurance: Property-Casualty (3.2%)
2,259	Arch Capital Group Ltd. (a)	118,756

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

20,039	Progressive Corp. (The)		$506,385

			625,141

	Medical Equipment (2.7%)
1,100	Intuitive Surgical, Inc. (a)		540,309

	Pharmaceuticals (4.5%)
4,382	Mead Johnson Nutrition Co.		339,386
7,337	Valeant Pharmaceuticals International, Inc. (Canada) (a)		550,422

			889,808

	Real Estate Investment Trusts (REIT) (1.6%)
8,814	Brookfield Asset Management, Inc., Class A (Canada)		321,623

	Recreational Vehicles & Boats (3.8%)
22,739	Edenred (France)		744,148

	Restaurants (2.7%)
9,260	Starbucks Corp.		527,449

	Semiconductors & Components (1.1%)
7,891	First Solar, Inc. (a)		212,741

	Textiles Apparel & Shoes (0.8%)
3,250	Coach, Inc.		162,467

	Total Common Stocks (Cost $13,744,635)		19,696,052

	Convertible Preferred Stock (0.0%)
	Alternative Energy
65,304	Better Place, Inc. (a)(b)(c) (acquisition cost—$163,260; acquired 01/25/10) (Cost $163,260)		0

NUMBER OF SHARES (000)
	Short-Term Investment (0.5%)
	Investment Company
90	Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (d) (Cost $89,551)		89,551

	Total Investments (Cost $13,997,446) (e)	100.1%	19,785,603
	Liabilities in Excess of Other Assets	(0.1)	(11,340)

	Net Assets	100.0%	$19,774,263

ADR	American Depositary Receipt.
°	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $0 and represents 0.0% of net assets.
(c)	At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°

NUMBER OF SHARES		VALUE
	Common Stocks (96.6%)
	Alternative Energy (1.6%)
13,574	Range Resources Corp.	$1,100,037

	Asset Management & Custodian (2.9%)
7,708	BlackRock, Inc.	1,980,031

	Automobiles (1.1%)
19,221	Tesla Motors, Inc. (a)	728,284

	Beverage: Brewers & Distillers (3.3%)
148,939	DE Master Blenders 1753 N.V. (Netherlands) (a)	2,300,557

	Biotechnology (3.0%)
37,830	Illumina, Inc. (a)	2,042,820

	Chemicals: Diversified (3.8%)
24,838	Monsanto Co.	2,623,638

	Commercial Services (1.1%)
15,318	Intertek Group PLC (United Kingdom)	789,718

	Communications Technology (4.7%)
50,019	Motorola Solutions, Inc.	3,202,717

	Computer Services, Software & Systems (22.7%)
19,007	Baidu, Inc. ADR (China) (a)	1,666,914
179,449	Facebook, Inc., Class A (a)	4,590,305
7,028	Google, Inc., Class A (a)	5,580,443
7,006	LinkedIn Corp., Class A (a)	1,233,476
11,249	Salesforce.com, Inc. (a)	2,011,659
8,218	Workday, Inc., Class A (a)	506,475

		15,589,272

	Computer Technology (6.0%)
7,480	Apple, Inc.	3,310,873
35,611	Yandex N.V., Class A (Russia) (a)	823,326

		4,134,199

	Consumer Lending (7.7%)
4,748	Mastercard, Inc., Class A	2,569,285
16,155	Visa, Inc., Class A	2,743,765

		5,313,050

	Diversified Media (1.7%)
18,496	Naspers Ltd., Class N (South Africa)	1,152,266

	Diversified Retail (14.7%)
24,276	Amazon.com, Inc. (a)	6,469,311
164,343	Groupon, Inc. (a)	1,005,779
3,775	Priceline.com, Inc. (a)	2,596,936

		10,072,026

	Financial Data & Systems (1.3%)
25,652	MSCI, Inc. (a)	870,372

	Foods (3.9%)
37,382	Nestle SA ADR (Switzerland)	2,709,074

	Insurance: Property-Casualty (3.8%)
8,910	Arch Capital Group Ltd. (a)	468,399
85,168	Progressive Corp. (The)	2,152,195

		2,620,594

	Medical Equipment (2.8%)
3,893	Intuitive Surgical, Inc. (a)	1,912,203

	Pharmaceuticals (2.9%)
26,401	Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,980,603

	Recreational Vehicles & Boats (3.7%)
78,291	Edenred (France)	2,562,124

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

	Restaurants (2.8%)
33,200	Starbucks Corp.		$1,891,072

	Semiconductors & Components (1.1%)
28,857	First Solar, Inc. (a)		777,985

	Total Common Stocks (Cost $45,630,224)		66,352,642

	Convertible Preferred Stock (0.0%)
	Alternative Energy
200,178	Better Place, Inc. (a)(b)(c) (acquisition cost—$500,445; acquired 01/25/10) (Cost $500,445)		0

NUMBER OF SHARES (000)
	Short-Term Investment (2.2%)
	Investment Company
1,537	Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class) (Cost $1,537,331)(d)		1,537,331

	Total Investments (Cost $47,668,000) (e)	98.8%	67,889,973
	Other Assets in Excess of Liabilities	1.2	836,135

	Net Assets	100.0%	$68,726,108

ADR	American Depositary Receipt.
°	March 28, 2013 represents the last business day of the Portfolio’s quarter period.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $0 and represents less than 0.0% of net assets.
(c)	At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°

NUMBER OF SHARES		VALUE
	Common Stocks (95.5%)
	Advertising Agencies (0.7%)
6,943	Aimia, Inc. (Canada)	$105,254

	Alternative Energy (2.7%)
5,234	Range Resources Corp.	424,163

	Automobiles (1.1%)
4,687	Tesla Motors, Inc. (a)	177,590

	Beverage: Brewers & Distillers (2.9%)
29,807	DE Master Blenders 1753 N.V. (Netherlands) (a)	460,408

	Biotechnology (2.9%)
8,642	Illumina, Inc. (a)	466,668

	Chemicals: Diversified (3.2%)
4,900	Monsanto Co.	517,587

	Commercial Services (5.7%)
4,786	Advisory Board Co. (The) (a)	251,361
4,539	Corporate Executive Board Co. (The)	263,988
4,648	Intertek Group PLC (United Kingdom)	239,627
3,659	Weight Watchers International, Inc.	154,081

		909,057

	Communications Technology (4.2%)
10,552	Motorola Solutions, Inc.	675,644

	Computer Services, Software & Systems (23.6%)
3,513	Baidu, Inc. ADR (China) (a)	308,090
34,865	Facebook, Inc., Class A (a)	891,847
1,378	Google, Inc., Class A (a)	1,094,173
2,273	LinkedIn Corp., Class A (a)	400,184
2,261	Salesforce.com, Inc. (a)	404,335
9,319	Solera Holdings, Inc.	543,577
1,916	Workday, Inc., Class A (a)	118,083

		3,760,289

	Computer Technology (6.6%)
1,618	Apple, Inc.	716,175
14,481	Yandex N.V., Class A (Russia) (a)	334,801

		1,050,976

	Consumer Lending (7.7%)
1,101	Mastercard, Inc., Class A	595,784
3,747	Visa, Inc., Class A	636,391

		1,232,175

	Diversified Retail (13.0%)
4,923	Amazon.com, Inc. (a)	1,311,930
35,439	Groupon, Inc. (a)	216,887
785	Priceline.com, Inc. (a)	540,025

		2,068,842

	Financial Data & Systems (5.3%)
10,746	MSCI, Inc. (a)	364,612
7,860	Verisk Analytics, Inc., Class A (a)	484,412

		849,024

	Health Care Services (4.7%)
7,742	athenahealth, Inc. (a)	751,284

	Insurance: Property-Casualty (0.6%)
1,846	Arch Capital Group Ltd. (a)	97,044

	Medical Equipment (2.8%)
893	Intuitive Surgical, Inc. (a)	438,633

Morgan Stanley Select Dimensions - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

	Recreational Vehicles & Boats (3.6%)
17,678	Edenred (France)		$578,524

	Restaurants (2.7%)
7,409	Starbucks Corp.		422,017

	Semiconductors & Components (1.5%)
8,602	First Solar, Inc. (a)		231,910

	Total Common Stocks (Cost $10,442,387)		15,217,089

	Convertible Preferred Stocks (0.8%)
	Alternative Energy (0.0%)
48,317	Better Place, Inc. (a)(b)(c) (acquisition cost—$120,792; acquired 01/25/10)		0

	Computer Services, Software & Systems (0.8%)
2,142	Workday, Inc. (a)(b)(c) (acquisition cost—$28,403; acquired 10/12/11)		129,805

	Total Convertible Preferred Stocks (Cost $149,195)		129,805

NUMBER OF SHARES (000)
	Short-Term Investment (2.7%)
	Investment Company
429	Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (d) (Cost $428,512)		428,512

	Total Investments (Cost $11,020,094) (e)	99.0%	15,775,406
	Other Assets in Excess of Liabilities	1.0	158,261

	Net Assets	100.0%	$15,933,667

ADR	American Depositary Receipt.
°	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $129,805 and represents 0.8% of net assets.
(c)	At March 28, 2013, the Portfolio held fair valued securities valued at $129,805, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)°

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Advertising Agencies (0.7%)
10,863	Aimia, Inc. (Canada)	$164,680

	Alternative Energy (2.5%)
7,396	Range Resources Corp.	599,372

	Asset Management & Custodian (0.9%)
3,867	Greenhill & Co., Inc.	206,421

	Automobiles (1.1%)
6,901	Tesla Motors, Inc. (a)	261,479

	Beverage: Brewers & Distillers (2.9%)
45,793	DE Master Blenders 1753 N.V. (Netherlands) (a)	707,333

	Beverage: Soft Drinks (1.4%)
7,204	Monster Beverage Corp. (a)	343,919

	Biotechnology (3.0%)
13,527	Illumina, Inc. (a)	730,458

	Cement (2.5%)
5,912	Martin Marietta Materials, Inc.	603,142

	Chemicals: Diversified (2.8%)
2,879	Intrepid Potash, Inc.	54,010
9,468	Rockwood Holdings, Inc.	619,586

		673,596

	Commercial Services (6.5%)
12,172	Gartner, Inc. (a)	662,278
7,014	Intertek Group PLC (United Kingdom)	361,606
3,087	MercadoLibre, Inc. (Brazil)	298,081
5,907	Weight Watchers International, Inc.	248,744

		1,570,709

	Communications Technology (3.8%)
14,411	Motorola Solutions, Inc.	922,736

	Computer Services, Software & Systems (17.2%)
16,401	Akamai Technologies, Inc. (a)	578,791
5,792	IHS, Inc., Class A (a)	606,538
3,739	LinkedIn Corp., Class A (a)	658,288
5,897	Qihoo 360 Technology Co., Ltd. ADR (China) (a)	174,728
3,767	Salesforce.com, Inc. (a)	673,653
3,662	ServiceNow, Inc. (a)	132,565
2,148	SINA Corp. (China) (a)	104,371
15,157	Solera Holdings, Inc.	884,108
2,891	Workday, Inc., Class A (a)	178,172
50,569	Zynga, Inc., Class A (a)	169,912

		4,161,126

	Computer Technology (3.7%)
15,229	Dropbox, Inc. (a)(b)(c) (acquisition cost—$137,809; acquired 05/01/12)	144,066
21,827	Yandex N.V., Class A (Russia) (a)	504,640
14,940	Youku Tudou, Inc. ADR (China) (a)	250,544

		899,250

	Consumer Lending (1.7%)
2,448	IntercontinentalExchange, Inc. (a)	399,195

	Consumer Services: Miscellaneous (1.6%)
38,950	Qualicorp SA (Brazil) (a)	391,476

	Diversified Media (1.8%)
8,329	McGraw-Hill Cos., Inc. (The)	433,774

	Diversified Retail (4.2%)
12,827	Dollar Tree, Inc. (a)	621,212

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

54,130	Groupon, Inc. (a)	$331,275
1,019	TripAdvisor, Inc. (a)	53,518

		1,006,005

	Education Services (1.1%)
15,058	New Oriental Education & Technology Group ADR (China)	271,044

	Electronic Components (2.5%)
3,653	3D Systems Corp. (a)	117,773
7,361	Sensata Technologies Holding N.V. (a)	241,956
7,952	Trimble Navigation Ltd. (a)	238,242

		597,971

	Electronic Entertainment (0.6%)
3,749	Splunk, Inc. (a)	150,073

	Entertainment (1.1%)
153	Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost—$163,577; acquired 03/08/12)	257,576

	Financial Data & Systems (5.4%)
17,752	MSCI, Inc. (a)	602,325
11,501	Verisk Analytics, Inc., Class A (a)	708,807

		1,311,132

	Foods (0.6%)
1,839	McCormick & Co., Inc.	135,259

	Health Care Services (5.1%)
6,390	athenahealth, Inc. (a)	620,085
5,854	Stericycle, Inc. (a)	621,578

		1,241,663

	Hotel/Motel (0.9%)
3,439	Wyndham Worldwide Corp.	221,747

	Insurance: Property-Casualty (4.6%)
9,407	Arch Capital Group Ltd. (a)	494,526
24,104	Progressive Corp. (The)	609,108

		1,103,634

	Medical & Dental Instruments & Supplies (0.2%)
858	Techne Corp.	58,215

	Medical Equipment (2.0%)
975	Intuitive Surgical, Inc. (a)	478,910

	Pharmaceuticals (2.6%)
13,025	Ironwood Pharmaceuticals, Inc. (a)	238,227
5,086	Mead Johnson Nutrition Co.	393,911

		632,138

	Publishing (1.6%)
5,549	Morningstar, Inc.	387,986

	Recreational Vehicles & Boats (3.7%)
27,620	Edenred (France)	903,883

	Restaurants (1.5%)
9,935	Dunkin’ Brands Group, Inc.	366,403

	Scientific Instruments: Pollution Control (1.4%)
16,435	Covanta Holding Corp.	331,165

	Semiconductors & Components (1.1%)
9,564	First Solar, Inc. (a)	257,845

	Textiles Apparel & Shoes (0.8%)
3,766	Coach, Inc.	188,262

	Utilities: Electrical (3.3%)
20,766	Brookfield Infrastructure Partners LP (Canada)	790,354

	Total Common Stocks (Cost $19,595,487)	23,759,931

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited)° continued

	Convertible Preferred Stocks (0.9%)
	Alternative Energy (0.0%)
67,268	Better Place, Inc. (a)(b)(c) (acquisition cost—$168,168; acquired 01/25/10)		$0

	Communications Technology (0.0%)
2,438	Peixe Urbano, Inc. (Brazil) (a)(b)(c) (acquisition cost—$80,261; acquired 12/02/11)		5,169

	Computer Services, Software & Systems (0.8%)
3,419	Workday, Inc. (a)(b)(c) (acquisition cost—$45,336; acquired 10/12/11)		207,191

	Computer Technology (0.1%)
1,479	Dropbox, Inc., Series A (a)(b)(c) (acquisition cost—$13,384; acquired 05/25/12)		13,991

	Total Convertible Preferred Stocks (Cost $307,149)		226,351

	Preferred Stock (0.2%)
	Computer Services, Software & Systems
14,953	Palantir Technologies, Inc., Series G (a)(b)(c) (acquisition cost—$45,756; acquired 07/19/12) (Cost $45,756)		45,756

NUMBER OF SHARES (000)
	Short-Term Investment (0.3%)
	Investment Company
69	Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (d) (Cost $69,371)		69,371

	Total Investments (Cost $20,017,763) (e)	99.8%	24,101,409
	Other Assets in Excess of Liabilities	0.2	41,700

	Net Assets	100.0%	$24,143,109

ADR	American Depositary Receipt.
°	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $673,749 and represents 2.8% of net assets.
(c)	At March 28, 2013, the Portfolio held fair valued securities valued at $673,749, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions Investment Series

Notes to Portfolio of Investments ¡ March 28, 2013 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$27,408,000	$—	$27,408,000
Floating Rate Notes	—	12,159,968	—	12,159,968
Commercial Paper	—	10,922,229	—	10,922,229
Certificates of Deposit	—	6,600,008	—	6,600,008
Extendible Floating Rate Notes	—	4,249,906	—	4,249,906
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	2,000,000	—	2,000,000
Municipal Bond	—	1,004,691	—	1,004,691
Total Tax-Exempt Instruments	—	3,004,691	—	3,004,691
Total Assets	$—	$64,344,802	$—	$64,344,802

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total

Flexible Income
Assets:
Fixed Income Securities
Corporate Bonds	$—	$12,893,385	$—	†	$12,893,385
Sovereign	—	2,411,586	—		2,411,586
Municipal Bonds	—	308,679	—		308,679
Agency Fixed Rate Mortgages	—	145,029	—		145,029
Asset-Backed Securities	—	689,902	—		689,902
U.S. Treasury Securities	—	2,497,498	—		2,497,498
Mortgages - Other	—	1,869,798	—		1,869,798
Total Fixed Income Securities	—	20,815,877	—	†	20,815,877
Common Stocks
Diversified Telecommunication Services	2,933	—	—		2,933
Electric Utilities	303	—	—		303
Wireless Telecommunication Services	650	—	—		650
Total Common Stocks	3,886	—	—		3,886
Short-Term Investment - Investment Company	535,342	—	—		535,342
Foreign Currency Exchange Contracts	—	16,476	—		16,476
Futures Contracts	2,124	—	—		2,124
Credit Default Swap Agreements	—	419	—		419
Interest Rate Swap Agreements	—	1,484	—		1,484
Total Assets	541,352	20,834,256	—	†	21,375,608
Liabilities:
Foreign Currency Exchange Contracts	—	(21,608)	—		(21,608)
Futures Contracts	(11,229)	—	—		(11,229)
Credit Default Swap Agreements	—	(766)	—		(766)
Interest Rate Swap Agreements	—	(18,135)	—		(18,135)
Total Liabilities	(11,229)	(40,509)	—		(51,738)
Total	$530,123	$20,793,747	$—	†	$21,323,870

†	Includes one security which is valued at zero.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Global Infrastructure
Assets:
Common Stocks
Airports	$1,034,563	$—	$—	$1,034,563
Communications	3,758,925	—	—	3,758,925
Diversified	1,006,204	—	—	1,006,204
Oil & Gas Storage & Transportation	13,757,214	—	—	13,757,214
Ports	264,268	—	—	264,268
Toll Roads	1,777,821	—	—	1,777,821
Transmission & Distribution	3,892,801	—	—	3,892,801
Water	1,301,493	—	—	1,301,493
Total Common Stocks	26,793,289	—	—	26,793,289
Short-Term Investment - Investment Company	777,982	—	—	777,982
Total Assets	$27,571,271	$—	$—	$27,571,271

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total

Growth
Common Stocks
Alternative Energy	$319,703	$—	$—		$319,703
Asset Management & Custodian	521,980	—	—		521,980
Automobiles	217,034	—	—		217,034
Beverage: Brewers & Distillers	604,460	—	—		604,460
Biotechnology	532,764	—	—		532,764
Chemicals: Diversified	654,378	—	—		654,378
Commercial Services	196,579	—	—		196,579
Communications Technology	850,638	—	—		850,638
Computer Services, Software & Systems	4,146,708	—	—		4,146,708
Computer Technology	1,082,625	—	—		1,082,625
Consumer Lending	1,845,201	—	—		1,845,201
Diversified Media	561,363	—	—		561,363
Diversified Retail	2,630,259	—	—		2,630,259
Financial Data & Systems	587,990	—	—		587,990
Foods	715,714	—	—		715,714
Insurance: Multi-Line	204,970	—	—		204,970
Insurance: Property-Casualty	625,141	—	—		625,141
Medical Equipment	540,309	—	—		540,309
Pharmaceuticals	889,808	—	—		889,808
Real Estate Investment Trusts (REIT)	321,623	—	—		321,623
Recreational Vehicles & Boats	744,148	—	—		744,148
Restaurants	527,449	—	—		527,449
Semiconductors & Components	212,741	—	—		212,741
Textiles Apparel & Shoes	162,467	—	—		162,467
Total Common Stocks	19,696,052	—	—		19,696,052
Convertible Preferred Stock	—	—	—	†	—
Short-Term Investment—Investment Company	89,551	—	—		89,551
Total Assets	$19,785,603	$—	$—	†	$19,785,603

†	Includes one security which is valued at zero.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total

Focus Growth
Common Stocks
Alternative Energy	$1,100,037	$—	$—		$1,100,037
Asset Management & Custodian	1,980,031	—	—		1,980,031
Automobiles	728,284	—	—		728,284
Beverage: Brewers & Distillers	2,300,557	—	—		2,300,557
Biotechnology	2,042,820	—	—		2,042,820
Chemicals: Diversified	2,623,638	—	—		2,623,638
Commercial Services	789,718	—	—		789,718
Communications Technology	3,202,717	—	—		3,202,717
Computer Services, Software & Systems	15,589,272	—	—		15,589,272
Computer Technology	4,134,199	—	—		4,134,199
Consumer Lending	5,313,050	—	—		5,313,050
Diversified Media	1,152,266	—	—		1,152,266
Diversified Retail	10,072,026	—	—		10,072,026
Financial Data & Systems	870,372	—	—		870,372
Foods	2,709,074	—	—		2,709,074
Insurance: Property-Casualty	2,620,594	—	—		2,620,594
Medical Equipment	1,912,203	—	—		1,912,203
Pharmaceuticals	1,980,603	—	—		1,980,603
Recreational Vehicles & Boats	2,562,124	—	—		2,562,124
Restaurants	1,891,072	—	—		1,891,072
Semiconductors & Components	777,985	—	—		777,985
Total Common Stocks	66,352,642	—	—		66,352,642
Convertible Preferred Stock	—	—	—	†	—
Short-Term Investment—Investment Company	1,537,331	—	—		1,537,331
Total Assets	$67,889,973	$—	$—	†	$67,889,973

†	Includes one security which is valued at zero.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Multi Cap Growth
Common Stocks
Advertising Agencies	$105,254	$—	$—		$105,254
Alternative Energy	424,163	—	—		424,163
Automobiles	177,590	—	—		177,590
Beverage: Brewers & Distillers	460,408	—	—		460,408
Biotechnology	466,668	—	—		466,668
Chemicals: Diversified	517,587	—	—		517,587
Commercial Services	909,057	—	—		909,057
Communications Technology	675,644	—	—		675,644
Computer Services, Software & Systems	3,760,289	—	—		3,760,289
Computer Technology	1,050,976	—	—		1,050,976
Consumer Lending	1,232,175	—	—		1,232,175
Diversified Retail	2,068,842	—	—		2,068,842
Financial Data & Systems	849,024	—	—		849,024
Health Care Services	751,284	—	—		751,284
Insurance: Property-Casualty	97,044	—	—		97,044
Medical Equipment	438,633	—	—		438,633
Recreational Vehicles & Boats	578,524	—	—		578,524
Restaurants	422,017	—	—		422,017
Semiconductors & Components	231,910	—	—		231,910
Total Common Stocks	15,217,089	—	—		15,217,089
Convertible Preferred Stocks	—	—	129,805	†	129,805
Short-Term Investment—Investment Company	428,512	—	—		428,512
Total Assets	$15,645,601	$—	$129,805	†	$15,775,406

†	Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

Multi Cap Growth Portfolio

	Fair Value at March 28, 2013	Valuation Technique	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Computer Services, Software & Systems
Convertible Preferred Stock	$129,805	Adjusted Stock Price	Discount for Illiquidity	1.67%	1.67%	1.67%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Mid Cap Growth
Assets:
Common Stocks
Advertising Agencies	$164,680	$—	$—		$164,680
Alternative Energy	599,372	—	—		599,372
Asset Management & Custodian	206,421	—	—		206,421
Automobiles	261,479	—	—		261,479
Beverage: Brewers & Distillers	707,333	—	—		707,333
Beverage: Soft Drinks	343,919	—	—		343,919
Biotechnology	730,458	—	—		730,458
Cement	603,142	—	—		603,142
Chemicals: Diversified	673,596	—	—		673,596
Commercial Services	1,570,709	—	—		1,570,709
Communications Technology	922,736	—	—		922,736
Computer Services, Software & Systems	4,161,126	—	—		4,161,126
Computer Technology	755,184	—	144,066		899,250
Consumer Lending	399,195	—	—		399,195
Consumer Services: Miscellaneous	391,476	—	—		391,476
Diversified Media	433,774	—	—		433,774
Diversified Retail	1,006,005	—	—		1,006,005
Education Services	271,044	—	—		271,044
Electronic Components	597,971	—	—		597,971
Electronic Entertainment	150,073	—	—		150,073
Entertainment	—	—	257,576		257,576
Financial Data & Systems	1,311,132	—	—		1,311,132
Foods	135,259	—	—		135,259
Health Care Services	1,241,663	—	—		1,241,663
Hotel/Motel	221,747	—	—		221,747
Insurance: Property-Casualty	1,103,634	—	—		1,103,634
Medical & Dental Instruments & Supplies	58,215	—	—		58,215
Medical Equipment	478,910	—	—		478,910
Pharmaceuticals	632,138	—	—		632,138
Publishing	387,986	—	—		387,986
Recreational Vehicles & Boats	903,883	—	—		903,883
Restaurants	366,403	—	—		366,403
Scientific Instruments: Pollution Control	331,165	—	—		331,165
Semiconductors & Components	257,845	—	—		257,845
Textiles Apparel & Shoes	188,262	—	—		188,262
Utilities: Electrical	790,354	—	—		790,354
Total Common Stocks	23,358,289	—	401,642		23,759,931
Convertible Preferred Stocks	—	—	226,351	†	226,351
Preferred Stock	—	—	45,756		45,756
Short-Term Investment—Investment Company	69,371	—	—		69,371
Total Assets	$23,427,660	$—	$673,749	†	$24,101,409

†	Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

Mid Cap Growth Portfolio

	Fair Value at March 28, 2013	Valuation Technique	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Communications Technology

Convertible Preferred Stock	$5,169	Asset Approach	Net Tangible Assets	$0.23	$0.23	$0.23	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%	28.5%	28.0%	Decrease

			Perpetual Growth Rate	5.0%	6.0%	5.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	0.4x	7.6x	0.8x	Increase
			Discount for Lack of Marketability	10%	10%	10%	Decrease

		Merger & Acquisition Transactions	Sale/Merger Scenario	$10.37	$10.37	$10.37	Increase

Computer Services, Software & Systems

Convertible Preferred Stock	$207,191	Adjusted Stock Price	Discount for Illiquidity	1.67%	1.67%	1.67%	Decrease

Preferred Stock	$45,756	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	17.5%	17.0%	Decrease

			Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value/ Revenue	7.9x	9.5x	8.7x	Increase

			Discount for Lack of Marketability	15%	15%	15%	Decrease

Computer Technology

Common Stock	$144,066	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease

Convertible Preferred Stock	$13,991		Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value/ Revenue	7.4x	19.3x	16.6x	Increase

			Discount for Lack of Marketability	10%	10%	10%	Decrease

Entertainment

Common Stock	$257,576	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	16.0%	15.6%	Decrease

			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase

		Market Comparable Companies	Enterprise Value/ EBITDA	11.1x	24.5x	19.7x	Increase

			Discount for Lack of Marketability	10%	10%	10%	Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 1 classification. The values of the transfers were as follows:

GLOBAL INFRASTRUCTURE	GROWTH	FOCUS GROWTH	MULTI CAP GROWTH	MID CAP GROWTH
$10,210,960	$1,819,798	$6,804,665	$1,278,559	$2,364,297

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Flexible Income		Growth	Focus Growth		Multi Cap Growth		Mid Cap Growth
	Corporate Bonds		Convertible Preferred Stock	Convertible Preferred Stock		Convertible Preferred Stocks		Common Stocks	Convertible Preferred Stocks		Preferred Stocks
Beginning Balance	$—	†	$19,591	$60,053		$123,459		$421,346	$219,093		$45,756
Purchases	—		—	—		—		—	—		—
Sales	—		—	—		—		—	—		—
Amortization of discount	—		—	—		—		—	—		—
Transfers in	—		—	—		—		—	—		—
Transfers out	—		—	—		—		—	—		—
Corporate action	—		—	—		—		—	—		—
Change in unrealized appreciation (depreciation)	—		(19,591)	(60,053)		6,346		(19,704)	7,258		—
Realized gains (losses)	—		—	—		—		—	—		—

Ending Balance	$—	†	$— †	$—	†	$129,805	†	$401,642	$226,351	†	$45,756

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013.	$—		$(19,591)	$—		$6,346		$(19,704)	$7,258		$—

†	Includes one security which is valued at zero.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 21, 2013